ACCOUNTS PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
ACCOUNTS PAYABLES\ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Pool participants payable	$ 25,823	$ 53,400
Utility cost payable	1,547	983
Others	41	55
Accounts payable	$ 27,411	$ 54,438